Leases (Details)			6 Months Ended
	Apr. 20, 2014 USD ($)	Apr. 20, 2014 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Leases [Line Items]
Lease term of contract	20 years	20 years
Annual rent	$ 39,000	¥ 250,000
Operating lease expenses			$ 75,588	$ 149,460
Lease liabilities			$ 18,074	$ 85,821